UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 61.3%
Commercial Loans — 44.1%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14 ¶	6/23/04	$6,035,296	$6,035,296	$4,041,639
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14 ¶	8/18/06	1,255,552	1,255,552	718,176
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11	11/5/07	2,962,479	2,962,479	2,799,963
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	1,006,606	1,006,606	1,056,936
Hickman Road, Clive, IA, 4.93%, 4/1/16	12/3/07	5,357,196	5,357,196	5,464,339
Office City Plaza, Houston, TX, 3.90%, 3/1/17 ¶	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 4.18%, 5/1/16 ¶	1/4/06	11,831,854	11,831,854	11,831,854
Oyster Point Office Park II, Newport News, VA, 4.88%, 5/1/16	4/30/13	1,000,000	1,000,000	899,800
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ¶	3/30/06	1,406,043	1,406,043	1,406,043
Perkins—Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,674,384	1,674,384	1,758,103
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,492,873	6,492,873	6,622,731
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	10,284,810
Station Square, Pompano Beach, FL, 6.33%, 2/1/14	1/19/07	11,774,786	11,774,786	11,774,786
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,197,330	1,197,330	1,197,330

			70,897,302	63,756,510

Multifamily Loans ¶ — 17.1%
Meadows Point, College Station, TX, 7.93%, 5/1/16 ¶ R	1/24/08	5,400,000	5,400,000	5,211,789
Sapphire Skies I, Cle Elum, WA, 1.93%, 7/1/15 ¶	12/23/05	8,662,796	8,704,441	7,110,691
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/15 ¶ R S	3/20/09	3,200,000	3,200,000	32,000
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/15 ¶ ¿	7/13/10	8,000,000	8,000,000	80,000
Sapphire Skies IV, Cle Elum, WA, 3.88%, 7/1/15 ¶	7/26/12	8,000,000	8,005,980	6,566,648
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ¿	4/17/07	8,800,000	8,800,000	5,033,600
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ R S	4/17/07	2,298,600	2,298,600	633,409

			44,409,021	24,668,137

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.34%, 11/12/16	12/18/92	28,545	28,780	29,401
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.59%, 4/18/20	12/30/92	101,050	101,050	104,082

			129,830	133,483

Total Whole Loans			115,436,153	88,558,130

Corporate Notes ¥ ¶ — 7.8%
Fixed Rate — 7.8%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,060,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,240,000

Total Corporate Notes			11,000,000	11,300,000

Corporate Bonds — 31.5%
Real Estate Investment Trusts — 31.5%
Alexandria Real Estate Equities, 4.60%, 4/1/22 ☒		1,750,000	1,867,187	1,774,631
BioMed Realty, 4.25%, 7/15/22 ☒		1,395,000	1,464,251	1,351,766
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,987,940	1,904,606
DCT Industrial Operating Partnership, 4.50%, 10/15/23 ■		1,000,000	1,007,625	988,886
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,980,000	2,142,568	2,047,181
Developers Diversified Realty, 3.38%, 5/15/23		1,000,000	937,499	925,777
Digital Realty, 5.25%, 3/15/21 ☒		2,000,000	2,216,041	2,068,148
Digital Realty, 3.63%, 10/1/22 ☒		800,000	793,793	728,076

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Duke Realty, 4.38%, 6/15/22 ☒	$1,410,000	$1,498,514	$1,410,439
Duke Realty, 3.88%, 10/15/22 ☒	2,500,000	2,559,590	2,397,160
Essex Portfolio LP, 3.25%, 5/1/23	1,000,000	934,742	916,445
Health Care REIT, 3.75%, 3/15/23 ☒	2,000,000	1,993,213	1,895,734
Highwoods Realty, 3.63%, 1/15/23 ☒	3,300,000	3,248,496	3,064,660
Kilroy Realty, 3.80%, 1/15/23 ☒	3,050,000	3,072,251	2,871,874
Liberty Property, 4.13%, 6/15/22 ☒	1,500,000	1,577,197	1,493,184
Mid-America Apartments, 4.30%, 10/15/23	650,000	647,877	640,170
National Retail Properties, 3.80%, 10/15/22 ☒	1,450,000	1,473,454	1,392,742
Post Apartment Homes, 3.38%, 12/1/22 ☒	695,000	694,589	647,923
ProLogis, 6.88%, 3/15/20 ☒	2,000,000	2,375,575	2,368,914
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,693,284	1,658,966
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,275,000	2,205,600	1,839,110
Ventas Realty, 5.45%, 3/15/43	4,248,100	4,269,946	3,721,166
Vornado Realty, 5.00%, 1/15/22 ☒	3,500,000	3,852,947	3,680,635
Washington REIT, 3.95%, 10/15/22 ☒	3,850,000	3,958,539	3,704,393

Total Corporate Bonds		48,472,718	45,492,586

U.S. Government Agency Mortgage-Backed Securities a — 5.5%
Fixed Rate — 5.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	555,989	561,698	594,064
9.00%, 7/1/30, #C40149	58,180	59,076	70,207
5.00%, 5/1/39, #G05430	842,237	861,602	907,980
3.50%, 6/1/42, #C09000	1,800,124	1,888,470	1,813,322
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	28,242	28,282	29,371
5.50%, 6/1/17, #648508	44,119	44,185	46,730
5.00%, 9/1/17, #254486	65,690	65,745	69,963
5.00%, 11/1/17, #657356	87,930	88,081	93,757
6.50%, 6/1/29, #252497	251,321	250,217	282,334
7.50%, 5/1/30, #535289	43,353	42,388	49,846
8.00%, 5/1/30, #538266	24,097	23,895	25,274
8.00%, 6/1/30, #253347	64,128	63,590	77,324
5.00%, 11/1/33, #725027	2,157,141	2,197,714	2,351,047
5.00%, 7/1/39, #935588	1,433,328	1,459,730	1,558,325

Total U.S. Government Agency Mortgage-Backed Securities		7,634,673	7,969,544

Asset-Backed Security ■ — 0.5%
Other — 0.5%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	593,975	657,304	620,594

Preferred Stocks — 36.7%
Real Estate Investment Trusts — 36.7%
Alexandria Real Estate Equities, Series E ☒	181,042	4,712,859	4,075,256
Boston Properties, Series B ☒	128,598	3,180,505	2,637,545
BRE Properties, Series D ☒	7,450	148,031	186,250
CommonWealth REIT, Series E ☒	161,500	4,172,200	3,679,180
Developers Diversified Realty, Series H ☒	1,747	35,814	43,570
Digital Realty, Series F ☒	155,754	4,029,076	3,499,792
Digital Realty, Series G ☒	30,624	730,783	595,024
Duke Realty, Series J ☒	38,000	893,000	917,662
Duke Realty, Series L ☒	74,260	1,529,361	1,716,149
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,830,000
Health Care REIT, Series J ☒	176,000	4,399,968	4,231,040

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Hospitality Properties, Series D ☒	61,211	$1,639,301	$1,524,154
Kimco Realty, Series H	9,600	239,040	240,000
Kimco Realty, Series I ☒	43,766	1,060,704	940,969
Kimco Realty, Series J ☒	113,000	2,743,850	2,236,270
Kimco Realty, Series K ☒	26,148	670,696	528,713
National Retail Properties	6,400	124,800	124,224
National Retail Properties, Series D ☒	177,437	4,443,124	4,029,594
PS Business Parks, Series S ☒	48,000	1,286,400	1,090,080
PS Business Parks, Series T ☒	123,501	3,074,190	2,593,521
PS Business Parks, Series U	3,000	62,700	60,450
PS Business Parks, Series V	18,600	406,590	371,628
Public Storage, Series R ☒	10,000	272,500	240,000
Public Storage, Series T ☒	21,719	568,822	470,868
Public Storage, Series U ☒	113,255	2,678,467	2,419,127
Public Storage, Series V ☒	18,752	475,363	387,791
Public Storage, Series W	6,985	176,371	139,002
Public Storage, Series X	16,000	359,400	317,760
Realty Income, Series E ☒	40,009	872,024	1,001,825
Realty Income, Series F ☒	39,000	1,052,550	951,600
Regency Centers, Series F ☒	152,936	3,977,775	3,506,823
Regency Centers, Series G ☒	27,908	690,049	583,835
Vornado Realty, Series J	5,490	136,701	137,799
Vornado Realty, Series K ☒	186,384	4,601,320	3,901,017
Vornado Realty, Series L	3,000	60,000	59,040
Weingarten Realty Investors, Series F ☒	70,352	1,735,319	1,703,841

Total Preferred Stocks		58,919,653	52,971,399

Total Unaffiliated Investments		242,120,501	206,912,253

Short-Term Investment — 0.7%
First American Prime Obligations Fund, Class Z, 0.02%	982,345	982,345	982,345

Total Investments ▲ — 144.0%		$243,102,846	$207,894,598

Other Assets and Liabilities, Net — (44.0)%			(63,491,451)

Total Net Assets — 100.0%			$144,403,147

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2013, the total fair value of these securities was $99,858,130 or 69.1% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2013.

Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R	Participating Loan—A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

t	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2013, securities valued at $89,821,638 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$57,000,000	1.02%	$1,611

*	Interest rate as of November 30, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

Description of collateral:

Corporate Bonds

Alexandria Real Estate Equities, 4.60%, 4/1/22, $1,750,000 par

BioMed Realty, 4.25%, 7/15/22, $1,395,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $1,980,000 par

Digital Realty, 5.25%, 3/15/21, $2,000,000 par

Digital Realty, 3.63%, 10/1/22, $800,000 par

Duke Realty, 4.38%, 6/15/22, $1,410,000 par

Duke Realty, 3.88%, 10/15/22, $2,500,000 par

Health Care REIT, 3.75%, 3/15/23, $2,000,000 par

Highwoods Realty, 3.63%, 1/15/23, $3,300,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,050,000 par

Liberty Property, 4.13%, 6/15/22, $1,500,000 par

National Retail Properties, 3.80%, 10/15/22, $1,450,000 par

Post Apartment Homes, 3.38%, 12/1/22, $695,00 par

ProLogis, 6.88%, 3/15/20, $2,000,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,275,000 par

Vornado Realty, 5.00%, 1/15/22, $3,500,000 par

Washington REIT, 3.95%, 10/15/22, $3,850,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 181,042 shares

Boston Properties, Series B, 128,598 shares

BRE Properties, Series D, 7,450 shares

CommonWealth REIT, Series E, 161,500 shares

Developers Diversified Realty, Series H, 1,747 shares

Digital Realty, Series F, 155,754 shares

Digital Realty, Series G, 30,624 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series D, 61,211 shares

Kimco Realty, Series I, 43,766 shares

Kimco Realty, Series J, 113,000 shares

Kimco Realty, Series K, 26,148 shares

National Retail Properties, Series D, 177,437 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 123,501 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 21,719 shares

Public Storage, Series U, 113,255 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 40,009 shares

Realty Income, Series F, 39,000 shares

Regency Centers, Series F, 152,936 shares

Regency Centers, Series G, 27,908 shares

Vornado Realty, Series K, 186,384 shares

Weingarten Realty Investors, Series F, 70,352 shares

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2013, the total fair value of these investments was $1,609,480 or 1.1% of total net assets.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2013, securities valued at $7,969,544 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,713,000	11/6/13	0.36%	12/6/13	$2,314	(1)

*	Interest rate as of November 30, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $555,989 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $58,180 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $842,237 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $1,800,124 par

Federal National Mortgage Association, 6.00%, 10/1/16, $28,242 par

Federal National Mortgage Association, 5.50%, 6/1/17, $44,119 par

Federal National Mortgage Association, 5.00%, 9/1/17, $65,690 par

Federal National Mortgage Association, 5.00%, 11/1/17, $87,930 par

Federal National Mortgage Association, 6.50%, 6/1/29, $251,321 par

Federal National Mortgage Association, 7.50%, 5/1/30, $43,353 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,097 par

Federal National Mortgage Association, 8.00%, 6/1/30, $64,128 par

Federal National Mortgage Association, 5.00%, 11/1/33, $2,157,141 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,433,328 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2013.

▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $243,102,846. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,624,006
Gross unrealized depreciation	(36,832,254)

Net unrealized depreciation	$(35,208,248)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$88,558,130	$88,558,130
Corporate Notes	—	—	11,300,000	11,300,000
Corporate Bonds	5,560,276	39,932,310	—	45,492,586
U.S. Government Agency Mortgage-Backed Securities	—	7,969,544	—	7,969,544
Asset-Backed Security	—	620,594	—	620,594
Preferred Stocks	52,971,399	—	—	52,971,399
Short-Term Investment	982,345	—	—	982,345

Total Investments	$59,514,020	$48,522,448	$99,858,130	$207,894,598

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2013	$92,806,490	$11,300,000	$104,106,490
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(3,606,525)	—	(3,606,525)
Net change in unrealized appreciation or depreciation	3,788,272	—	3,788,272
Purchases	—	—	—
Sales	(4,430,107)	—	(4,430,107)

Balance as of November 30, 2013	$88,558,130	$11,300,000	$99,858,130

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2013	$315,398	$—	$315,398

During the period ended November 30, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities, Asset-Backed Securities, and Corporate Bonds

U.S. government agency mortgage-backed securities, asset-backed securities, and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
BSP
Commercial & Multifamily Whole Loans	$23,871,410	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.30% – 2.65% (2.40%) 0.36 – 1.16 (0.88)
Commercial Whole Loans and Corporate Notes	56,312,122	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	5,751,776	Price Floor	Loss Severity	42.8%
Single Family Whole Loans	133,483	Price Ceiling	N/A	N/A
Multifamily Whole Loans	13,789,339	Appraisal	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 29, 2014